SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of the allocation of expenses from the Parent Company

For the period between
January 1 and
June 11,
2019
Cost of revenues	2,309
Selling and marketing expenses	305
General and administrative expenses	1,723
Total	4,337

Cash and cash equivalents maintained at banks

	As of December 31,
	2020	2021
RMB denominated bank deposits with financial institutions in the PRC	225,323	309,826
RMB denominated bank deposits with financial institutions in Hong Kong SAR	1,692	2,299
US dollar denominated bank deposits with a financial institution in Hong Kong SAR	2,363	17,962
HK dollar denominated bank deposits with a financial institution in Hong Kong SAR	357	680
USD denominated bank deposits with a financial institution in BVI	58	53
USD denominated bank deposits with a financial institution in Cayman Islands	3,437	2,737
USD denominated bank deposits with a financial institution in the USA	47,105	27,964

Estimated useful life of property and equipment

Category	Estimated Useful Life
Electronic equipment	3 to 5 years
Office furniture	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Summary of short-term investments

	As of December 31,
	2020	2021
Aggregate cost basis	391,360	—
Gross unrealized holding gain	311	—
Aggregate fair value	391,671	—

Summary of reconciliation from the opening balance to the closing balance for recurring fair value measurements of the fair value hierarchy

		For the Year Ended December 31, 2019
	January 1,			Included in	December 31,
	2019	Purchase	Sell	earnings	2019
Assets
Short-term investments	—	340,000	215,714	714	125,000
Total	—	340,000	215,714	714	125,000

		For the Year Ended December 31, 2020
	January 1,			Included in	December 31,
	2020	Purchase	Sell	earnings	2020
Assets
Short-term investments	125,000	4,084,440	3,827,063	9,294	391,671
Total	125,000	4,084,440	3,827,063	9,294	391,671

		For the Year Ended December 31, 2021

	January 1,			Included in	December 31,
	2021	Purchase	Sell	earnings	2021
Assets
Short-term investments	391,671	2,199,090	2,599,219	8,458	—
Total	391,671	2,199,090	2,599,219	8,458	—